Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 26, 2017
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR Series Trust

SPDR Kensho Smart Mobility ETF

(the “Fund”)

Supplement dated September 21, 2018 to the Prospectus

dated December 26, 2017, as revised August 7, 2018

Effective immediately, the third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 7 is deleted and replaced with the following:

The Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Smart Transportation sector as determined by a classification standard produced by Kensho Technologies, Inc. (the “Index Provider”). The Index is designed to capture companies whose products and services are driving innovation behind smart transportation. In particular, the Index comprises the components of the Kensho Autonomous Vehicles Index, the Kensho Advanced Transport Systems Index, the Kensho Electric Vehicles Index, and the civilian/commercially focused components of the Kensho Drones Index (the “Underlying Indexes”) as of the Index’s annual reconstitution day on the third Friday in June, subject to the following liquidity thresholds for each component: (i) must be issued by a company with a minimum market capitalization of at least $100 million as of the last selection day (either the first Friday of June or December) and (ii) must have a minimum three-month average daily traded value of at least $1 million as of the last selection day (either the first Friday of June or December). The Kensho Autonomous Vehicles Index seeks to track companies that build autonomous and connected vehicles and that provide the products and services that enable these vehicles to become more efficient and intelligent, or are a necessary component of the supply chain for such products and services. The Kensho Advanced Transport Systems Index seeks to track companies that produce products and services that optimize the efficiency of managing large fleets of vehicles, cargo transportation, and mass transit, or are a necessary component of the supply chain for such products and services. The Kensho Electric Vehicles Index seeks to track companies that produce products and services related to the development of electric vehicles, clean fuel systems, and related systems, or are a necessary component of the supply chain for such products and services. The Kensho Drones Index seeks to track companies that produce products and services related to the remotely-operated or unmanned aerial, underwater and surface-level drones market and related subsystems, or are a necessary component of the supply chain for such products and services.

SPDR Kensho Smart Mobility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR Series Trust

SPDR Kensho Smart Mobility ETF

(the “Fund”)

Supplement dated September 21, 2018 to the Prospectus

dated December 26, 2017, as revised August 7, 2018

Effective immediately, the third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 7 is deleted and replaced with the following:

The Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Smart Transportation sector as determined by a classification standard produced by Kensho Technologies, Inc. (the “Index Provider”). The Index is designed to capture companies whose products and services are driving innovation behind smart transportation. In particular, the Index comprises the components of the Kensho Autonomous Vehicles Index, the Kensho Advanced Transport Systems Index, the Kensho Electric Vehicles Index, and the civilian/commercially focused components of the Kensho Drones Index (the “Underlying Indexes”) as of the Index’s annual reconstitution day on the third Friday in June, subject to the following liquidity thresholds for each component: (i) must be issued by a company with a minimum market capitalization of at least $100 million as of the last selection day (either the first Friday of June or December) and (ii) must have a minimum three-month average daily traded value of at least $1 million as of the last selection day (either the first Friday of June or December). The Kensho Autonomous Vehicles Index seeks to track companies that build autonomous and connected vehicles and that provide the products and services that enable these vehicles to become more efficient and intelligent, or are a necessary component of the supply chain for such products and services. The Kensho Advanced Transport Systems Index seeks to track companies that produce products and services that optimize the efficiency of managing large fleets of vehicles, cargo transportation, and mass transit, or are a necessary component of the supply chain for such products and services. The Kensho Electric Vehicles Index seeks to track companies that produce products and services related to the development of electric vehicles, clean fuel systems, and related systems, or are a necessary component of the supply chain for such products and services. The Kensho Drones Index seeks to track companies that produce products and services related to the remotely-operated or unmanned aerial, underwater and surface-level drones market and related subsystems, or are a necessary component of the supply chain for such products and services.